NATURE OF OPERATIONS AND GOING CONCERN (Tables)	12 Months Ended
Dec. 31, 2022
Nature Of Operations And Going Concern
SCHEDULE OF DEFICIT
	December 31, 2022	December 31, 2021	December 31, 2020
	$	$	$
Deficit	(31,034,345)	(30,216,117)	(28,507,985)